Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	1,340	$ 3,981

International Equity Funds - 12.9%
Transamerica Emerging Markets Opportunities (C)	1,473,196	17,825,673
Transamerica International Equity (C)	1,512,240	29,110,617
Transamerica International Growth (C)	2,761,579	25,793,147
Transamerica International Small Cap Value (C)	312,514	4,440,828
Transamerica International Stock (C)	1,646,352	16,578,768

		93,749,033

International Fixed Income Funds - 6.0%
Transamerica Emerging Markets Debt (C)	2,111,191	23,370,882
Transamerica Inflation Opportunities (C)	1,802,362	20,078,316

		43,449,198

U.S. Alternative Fund - 1.1%
Transamerica Event Driven (C)	695,337	8,017,234

U.S. Equity Funds - 22.6%
Transamerica Capital Growth (C)	1,514,082	34,112,275
Transamerica Large Cap Value (C)	3,152,144	34,894,234
Transamerica Mid Cap Growth (C)	358,973	4,846,130
Transamerica Mid Cap Value (C)	423,721	4,393,983
Transamerica Mid Cap Value Opportunities (C)	219,755	2,663,432
Transamerica Small Cap Growth (C)	539,835	4,410,455
Transamerica Small Cap Value (C)	450,302	4,876,770

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	1,529	$ 1,073
Transamerica Sustainable Equity Income (C)	4,103,615	32,582,706
Transamerica US Growth (C)	1,510,127	42,117,434

		164,898,492

U.S. Fixed Income Funds - 55.7%
Transamerica Bond (C)	6,315,784	61,136,792
Transamerica Core Bond (C)	5,605,179	57,228,881
Transamerica High Yield Bond (C)	813,167	7,424,212
Transamerica Intermediate Bond (C)	6,811,809	71,728,350
Transamerica Short-Term Bond (C)	1,836,281	18,803,518
Transamerica Total Return (C)	18,129,656	189,998,800

		406,320,553

U.S. Mixed Allocation Fund - 1.2%
Transamerica MLP & Energy Income (C)	1,553,075	9,023,365

Total Investment Companies (Cost $650,017,788)		725,461,856

Total Investments (Cost $650,017,788)		725,461,856
Net Other Assets (Liabilities) - 0.5%		3,403,223

Net Assets - 100.0%		$ 728,865,079

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	93	03/19/2021	$16,991,345	$17,229,180	$237,835	$—

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$725,456,802	$—	$—	$725,456,802

Total	$725,456,802	$—	$—	$725,456,802

Investment Companies Measured at Net Asset Value (E)				5,054

Total Investments				$725,461,856

Other Financial Instruments
Futures Contracts (G)	$237,835	$—	$—	$237,835

Total Other Financial Instruments	$237,835	$—	$—	$237,835

Transamerica Funds	Page 1

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2021	Shares as of January 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$59,858,192	$720,000	$—	$—	$558,600	$61,136,792	6,315,784	$648,997	$70,054
Transamerica Capital Growth	31,470,009	3,827,849	(4,000,000)	2,082,789	731,628	34,112,275	1,514,082	—	3,827,849
Transamerica Core Bond	56,702,888	2,578,944	—	—	(2,052,951)	57,228,881	5,605,179	458,881	2,120,063
Transamerica Emerging Markets Debt	21,728,390	266,335	—	—	1,376,157	23,370,882	2,111,191	266,335	—
Transamerica Emerging Markets Opportunities	14,497,453	100,311	—	—	3,227,909	17,825,673	1,473,196	100,311	—
Transamerica Event Driven	7,385,753	547,258	—	—	84,223	8,017,234	695,337	242,304	304,954
Transamerica Global Allocation Liquidating Trust	3,797	—	—	—	184	3,981	1,340	—	—
Transamerica High Yield Bond	6,943,270	86,672	—	—	394,270	7,424,212	813,167	86,672	—
Transamerica Inflation Opportunities	19,500,257	111,299	—	—	466,760	20,078,316	1,802,362	111,299	—
Transamerica Intermediate Bond	64,237,751	9,459,096	—	—	(1,968,497)	71,728,350	6,811,809	1,263,673	1,195,423
Transamerica International Equity	28,291,194	442,880	(5,500,000)	584,351	5,292,192	29,110,617	1,512,240	442,880	—
Transamerica International Growth	25,809,852	304,875	(5,500,000)	709,312	4,469,108	25,793,147	2,761,579	304,875	—
Transamerica International Small Cap Value	3,696,800	47,910	—	—	696,118	4,440,828	312,514	47,910	—
Transamerica International Stock	14,048,329	222,012	—	—	2,308,427	16,578,768	1,646,352	222,012	—
Transamerica Large Cap Value	32,489,680	217,672	(4,000,000)	(149,378)	6,336,260	34,894,234	3,152,144	217,672	—
Transamerica Mid Cap Growth	4,180,343	218,311	—	—	447,476	4,846,130	358,973	67,867	150,444
Transamerica Mid Cap Value	3,728,521	732,689	—	—	(67,227)	4,393,983	423,721	47,943	684,746
Transamerica Mid Cap Value Opportunities	2,201,627	26,172	—	—	435,633	2,663,432	219,755	26,172	—
Transamerica MLP & Energy Income	7,221,272	126,831	—	—	1,675,262	9,023,365	1,553,075	126,831	—
Transamerica Short-Term Bond	18,519,096	83,098	—	—	201,324	18,803,518	1,836,281	82,242	—
Transamerica Small Cap Growth	3,500,816	332,029	—	—	577,610	4,410,455	539,835	—	332,029
Transamerica Small Cap Value	3,696,314	12,126	—	—	1,168,330	4,876,770	450,302	12,126	—
Transamerica Small Company Growth Liquidating Trust	1,073	—	—	—	—	1,073	1,529	—	—
Transamerica Sustainable Equity Income	33,171,988	222,909	(6,000,000)	(1,556,242)	6,744,051	32,582,706	4,103,615	222,909	—
Transamerica Total Return	183,329,712	15,654,600	—	—	(8,985,512)	189,998,800	18,129,656	7,517,093	3,137,507
Transamerica US Growth	40,443,188	3,685,590	(4,000,000)	1,420,314	568,342	42,117,434	1,510,127	80,910	3,604,680

Total	$686,657,565	$40,027,468	$(29,000,000)	$3,091,146	$24,685,677	$725,461,856	65,655,145	$12,597,914	$15,427,749

Transamerica Funds	Page 2

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At January 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$3,981	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	1,073	0.0	(A)

Total			$29,075	$5,054	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Conservative Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4